Organization and Summary of Significant Accounting Policies (Details) - Schedule of derivative liability measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of derivative liability measured at fair value on a recurring basis [Abstract]
Balance at beginning of period	$ 612,042
Balance at end of period	11,537,997	612,042
Additions to derivative instruments	5,625,519	1,750,646
Anti-dilution adjustments to derivative instruments	2,642,175
(Gain) loss on change in fair value of derivative liability	$ 2,658,261	$ (1,138,604)